Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Consumer Staples Portfolio - VIP Consumer Staples Portfolio - Investor Class	Aug. 04, 2023
Bar Chart Table:
Annual Return 2013	21.79%
Annual Return 2014	15.52%
Annual Return 2015	9.41%
Annual Return 2016	3.67%
Annual Return 2017	14.52%
Annual Return 2018	(15.58%)
Annual Return 2019	31.33%
Annual Return 2020	11.70%
Annual Return 2021	14.11%
Annual Return 2022	(0.69%)